UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-8603

Name of Fund: BlackRock Debt Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 02/28/2008

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007 (unaudited)

                                    Face
Industry                          Amount  Corporate Bonds                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &
Defense - 3.4%           USD   5,000,000  Alliant Techsystems, Inc., 3% due 8/15/2024 (a)(c)                         $    7,131,250
                               7,500,000  L-3 Communications Corp., 3% due 8/01/2035 (a)(c)                               8,306,250
                               9,870,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                             10,129,088
                                                                                                                     --------------
                                                                                                                         25,566,588
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.6%                300,000  Ford Motor Co., 7.45% due 7/16/2031                                               246,750
                                 760,000  Ford Motor Credit Co., 5.80% due 1/12/2009                                        748,542
                               4,480,000  Ford Motor Credit Co., 8.105% due 1/13/2012 (b)                                 4,501,835
                                 750,000  Ford Motor Credit Co., 9.806% due 4/15/2012 (b)                                   810,023
                               4,500,000  The Goodyear Tire & Rubber Co., 9.135% due 12/01/2009 (b)(c)                    4,511,250
                               1,830,000  The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (c)                       1,976,400
                               1,620,000  Lear Corp., 8.75% due 12/01/2016                                                1,555,200
                               9,350,000  Metaldyne Corp., 11% due 6/15/2012                                              9,607,125
                               1,530,000  Titan International, Inc., 8% due 1/15/2012 (c)                                 1,575,900
                               1,380,000  United Auto Group, Inc., 7.75% due 12/15/2016 (c)                               1,393,800
                               4,450,000  Venture Holdings Co. LLC, 12% due 6/01/2009 (e)                                         0
                               1,800,000  Venture Holdings Co. LLC Series B, 9.50% due 7/01/2005 (j)                          7,200
                                                                                                                     --------------
                                                                                                                         26,934,025
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 3.8%            5,000,000  Canadian Satellite Radio Holdings, Inc., 12.75% due 2/15/2014                   5,112,500
                               1,100,000  LIN Television Corp. Series B, 6.50% due 5/15/2013                              1,111,000
                               2,800,000  Paxson Communications Corp., 8.606% due 1/15/2012 (b)(c)                        2,859,500
                               3,235,000  Sinclair Broadcast Group, Inc. Class A, 4.875% due 7/15/2018                    3,158,169
                               5,795,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                              5,809,488
                               4,635,000  Umbrella Acquisition, 9.75% due 3/15/2015 (c)(g)                                4,797,225
                               2,800,000  XM Satellite Radio, Inc., 9.871% due 5/01/2013 (b)                              2,754,500
                               2,685,000  Young Broadcasting, Inc., 10% due 3/01/2011                                     2,731,988
                                                                                                                     --------------
                                                                                                                         28,334,370
-----------------------------------------------------------------------------------------------------------------------------------
Cable -
International - 0.1%             750,000  NTL Cable Plc, 8.75% due 4/15/2014                                                793,125
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 7.6%            5,950,000  Cablevision Systems Corp. Series B, 9.82% due 4/01/2009 (b)                     6,299,562
                               3,750,000  Charter Communications Holdings LLC, 10% due 4/01/2009                          3,853,125
                               1,319,000  Charter Communications Holdings LLC, 11.125% due 1/15/2011                      1,345,380
                               1,978,000  Charter Communications Holdings LLC, 10% due 5/15/2011                          2,007,670
                               1,289,000  Insight Midwest, LP, 9.75% due 10/01/2009                                       1,305,112
                               8,605,000  Intelsat Bermuda Ltd., 11.409% due 6/15/2013 (b)                                9,196,594
                               2,880,000  Intelsat Bermuda Ltd., 8.872% due 1/15/2015 (b)                                 2,944,800
                               7,260,000  Intelsat Corp., 9% due 6/15/2016                                                7,949,700
                              10,350,000  Intelsat Intermediate Holding Co. Ltd., 9.25% due 2/01/2015 (h)                 8,694,000
                               3,375,000  Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013                       3,505,781
                               4,800,000  Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                      5,142,000
                                 983,000  Loral Spacecom Corp., 14% due 11/15/2015                                        1,110,790
                               3,875,000  Mediacom LLC, 9.50% due 1/15/2013                                               4,000,937
                                                                                                                     --------------
                                                                                                                         57,355,451
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 5.8%               3,550,000  ARCO Chemical Co., 9.80% due 2/01/2020                                          3,940,500
                               1,490,000  American Pacific Corp., 9% due 2/01/2015 (c)                                    1,503,037
                               4,000,000  Compass Minerals International, Inc. Series B, 12% due 6/01/2013 (h)            3,960,000
                               9,783,000  GEO Specialty Chemicals, Inc., 13.85% due 12/31/2009 (a)(c)                     8,070,975
                               3,100,000  Hexion U.S. Finance Corp., 9.86% due 11/15/2014 (b)(c)                          3,239,500
                               2,515,000  Ineos Group Holdings Plc, 8.50% due 2/15/2016 (c)                               2,530,719
                               1,200,000  Innophos Holdings, Inc., 9.50% due 4/15/2012 (c)                                1,224,000
                               1,360,000  MacDermid, Inc., 9.50% due 4/15/2017 (c)                                        1,434,800
                               1,050,000  Momentive Performance Materials, Inc., 10.125% due 12/01/2014 (c)(g)            1,097,250
                              14,060,000  NOVA Chemicals Corp., 8.484% due 11/15/2013 (b)                                14,270,900
                               2,500,000  PolyOne Corp., 6.89% due 9/22/2008                                              2,450,000
                                                                                                                     --------------
                                                                                                                         43,721,681
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007

                                    Face
Industry                          Amount  Corporate Bonds                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -
Non-Durables - 1.0%      USD   9,000,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                               $    7,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 3.8%         280,000  Affinion Group, Inc., 10.125% due 10/15/2013                                      306,600
                                 800,000  Affinion Group, Inc., 11.50% due 10/15/2015                                       894,000
                               2,000,000  Cadmus Communications Corp., 8.375% due 6/15/2014                               2,025,000
                               7,500,000  Liberty Media Corp., 0.75% due 3/30/2023 (a)                                    9,328,125
                               2,675,000  Muzak Holdings, LLC, 13% due 3/15/2010 (h)                                      2,143,344
                               3,875,000  NBC Acquisition Corp., 11% due 3/15/2013 (h)                                    3,332,500
                                 580,000  Network Communications, Inc., 10.75% due 12/01/2013                               615,525
                               4,325,000  Nielsen Finance LLC, 10% due 8/01/2014 (c)                                      4,714,250
                               5,300,000  Universal City Florida Holding Co. I, 10.106% due 5/01/2010 (b)                 5,472,250
                                                                                                                     --------------
                                                                                                                         28,831,594
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &
Production - 0.9%                480,000  Berry Petroleum Co., 8.25% due 11/01/2016                                         490,800
                               3,000,000  Chaparral Energy, Inc., 8.50% due 12/01/2015                                    3,007,500
                               2,445,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                          2,469,450
                                 960,000  Stone Energy Corp., 8.106% due 7/15/2010 (b)(c)                                   960,000
                                                                                                                     --------------
                                                                                                                          6,927,750
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 2.3%          2,735,000  Aleris International, Inc., 9% due 12/15/2014 (c)(g)                            2,926,450
                               8,000,000  Ocean RIG ASA, 9.35% due 4/04/2011 (b)                                          7,980,000
                               6,300,000  SemGroup LP, 8.75% due 11/15/2015 (c)                                           6,591,375
                                                                                                                     --------------
                                                                                                                         17,497,825
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 1.6%               5,743,690  Archimedes Funding III Ltd., 5.50% due 11/29/2011 (b)(c)                        3,561,088
                               1,500,000  Investcorp SA, 7.54% due 10/21/2008                                             1,517,977
                               2,000,000  Pennant CBO Ltd., 13.43% due 3/14/2011 (c)                                      1,840,000
                               3,500,000  RAIT Financial Trust, 6.875% due 4/15/2027 (a)(c)                               3,508,750
                               1,630,000  USI Holdings Corp., 9.23% due 11/15/2014 (b)(c)                                 1,634,075
                                                                                                                     --------------
                                                                                                                         12,061,890
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 0.1%            600,000  Swift & Co., 12.50% due 1/01/2010                                                 627,000
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 2.1%                  1,250,000  Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (c)                1,359,375
                               2,560,000  Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (c)            2,662,400
                                 915,000  Penn National Gaming, Inc., 6.75% due 3/01/2015                                   928,725
                               1,015,000  Snoqualmie Entertainment Authority, 9.15% due 2/01/2014 (b)(c)                  1,037,838
                               3,400,000  Station Casinos, Inc., 7.75% due 8/15/2016                                      3,510,500
                               3,265,000  Tropicana Entertainment, LLC, 9.625% due 12/15/2014 (c)                         3,297,650
                               3,000,000  Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (c)                           3,191,250
                                                                                                                     --------------
                                                                                                                         15,987,738
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 4.9%             5,000,000  Angiotech Pharmaceuticals, Inc., 9.11% due 12/01/2013 (b)                       5,200,000
                               3,525,000  CDRV Investors, Inc., 9.75% due 1/01/2015 (h)                                   3,203,344
                               3,525,000  Elan Finance Plc, 7.75% due 11/15/2011                                          3,591,094
                               4,825,000  Elan Finance Plc, 9.36% due 11/15/2011 (b)                                      4,921,500
                               7,025,000  HealthSouth Corp., 11.354% due 6/15/2014 (b)(c)                                 7,657,250
                               6,000,000  Tenet Healthcare Corp., 7.375% due 2/01/2013                                    5,655,000
                               1,000,000  Universal Hospital Services, Inc., 8.50% due 6/01/2015 (c)(g)                   1,021,250
                                 930,000  Universal Hospital Services, Inc., 8.759% due 6/01/2015 (b)(c)                    943,950
                               1,400,000  VWR International, Inc., 8% due 4/15/2014                                       1,506,750
                               4,100,000  Vanguard Health Holding Co. I, LLC, 11.25% due 10/01/2015 (h)                   3,474,750
                                                                                                                     --------------
                                                                                                                         37,174,888
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 7.4%                 3,000,000  CPG International I, Inc., 12.117% due 7/01/2012 (b)                            3,101,250
                               1,300,000  CPG International I, Inc., 10.50% due 7/01/2013                                 1,378,000
                               3,070,000  Esco Corp., 9.235% due 12/15/2013 (b)(c)                                        3,192,800
                               2,319,000  Goodman Global Holding Co., Inc., 8.36% due 6/15/2012 (b)                       2,345,089
                               8,200,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                         8,343,500
                               5,200,000  Masonite Corp., 11% due 4/06/2015 (c)                                           4,914,000
                               5,850,000  Nortek, Inc., 8.50% due 9/01/2014                                               5,806,125

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007

                                    Face
Industry                          Amount  Corporate Bonds                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                         USD   4,450,000  Ply Gem Industries, Inc., 9% due 2/15/2012                                 $    4,127,375
                               4,770,000  Realogy Corp., 10.50% due 4/15/2014 (c)                                         4,787,888
                               7,540,000  Realogy Corp., 11% due 4/15/2014 (c)(g)                                         7,502,300
                               8,610,000  Realogy Corp., 12.375% due 4/15/2015 (c)                                        8,394,750
                               2,250,000  Stanley-Martin Communities LLC, 9.75% due 8/15/2015                             2,047,500
                                                                                                                     --------------
                                                                                                                         55,940,577
-----------------------------------------------------------------------------------------------------------------------------------
Information                    3,000,000  Amkor Technology, Inc., 7.125% due 3/15/2011                                    2,943,750
Technology - 5.3%                210,000  Amkor Technology, Inc., 7.75% due 5/15/2013                                       206,062
                               2,645,000  Amkor Technology, Inc., 9.25% due 6/01/2016                                     2,770,637
                               2,275,000  BMS Holdings, Inc., 12.40% due 2/15/2012 (b)(c)                                 2,252,250
                                 245,000  Compagnie Generale de Geophysique SA, 7.50% due 5/15/2015                         256,331
                                 670,000  Compagnie Generale de Geophysique-Veritas, 7.75% due 5/15/2017                    706,850
                               8,990,000  Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (c)(g)                     8,900,100
                               5,470,000  Freescale Semiconductor, Inc., 9.235% due 12/15/2014 (b)(c)                     5,476,837
                                 630,000  Nortel Networks Ltd., 9.606% due 7/15/2011 (b)(c)                                 678,825
                                 375,000  Sanmina-SCI Corp., 8.125% due 3/01/2016                                           364,688
                               3,370,000  Spansion, Inc., 8.485% due 6/01/2013 (b)(c)                                     3,412,125
                               4,818,000  SunGard Data Systems, Inc., 10.25% due 8/15/2015                                5,269,688
                               2,915,026  UGS Capital Corp. II, 10.348% due 6/01/2011 (c)(g)                              2,995,189
                               3,500,000  Viasystems, Inc., 10.50% due 1/15/2011                                          3,570,000
                                                                                                                     --------------
                                                                                                                         39,803,332
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 2.7%                 5,767,622  HRP Myrtle Beach Holdings LLC, 14.50% due 4/01/2014 (c)(g)                      5,854,136
                               5,000,000  HRP Myrtle Beach Operations LLC, 10.07% due 4/01/2012 (b)(c)                    5,025,000
                               5,000,000  HRP Myrtle Beach Operations LLC, 12.50% due 4/01/2013 (c)                       5,025,000
                               2,600,000  Travelport, Inc., 9.985% due 9/01/2014 (b)(c)                                   2,697,500
                               2,000,000  True Temper Sports, Inc., 8.375% due 9/15/2011                                  1,795,000
                                                                                                                     --------------
                                                                                                                         20,396,636
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 2.8%           4,000,000  CPI Holdco, Inc., 11.151% due 2/01/2015 (b)                                     4,130,000
                                 175,000  Fedders North America, Inc., 9.875% due 3/01/2014                                  64,750
                               3,815,000  Invensys Plc, 9.875% due 3/15/2011 (c)                                          4,101,125
                               2,660,000  Jarden Corp., 7.50% due 5/01/2017                                               2,713,200
                               4,135,000  NXP B.V., 8.106% due 10/15/2013                                                 4,259,050
                               2,300,000  NXP B.V., 9.50% due 10/15/2015                                                  2,380,500
                               1,480,000  RBS Global, Inc., 9.50% due 8/01/2014                                           1,591,000
                               1,685,000  RBS Global, Inc., 8.875% due 9/01/2016                                          1,756,612
                                                                                                                     --------------
                                                                                                                         20,996,237
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.9%          10,360,000  Freeport-McMoRan Copper & Gold, Inc., 8.564% due 4/01/2015 (b)                 10,916,850
                               6,100,000  Indalex Holding Corp. Series B, 11.50% due 2/01/2014                            6,473,625
                               4,550,000  RathGibson, Inc., 11.25% due 2/15/2014                                          4,823,000
                                                                                                                     --------------
                                                                                                                         22,213,475
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.0%                 665,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014                                681,625
                                 375,000  Berry Plastics Holding Corp., 9.235% due 9/15/2014 (b)                            383,906
                               1,100,000  Graham Packing Co., Inc., 9.875% due 10/15/2014                                 1,133,000
                                 705,000  Graphic Packaging International Corp., 9.50% due 8/15/2013                        749,944
                               6,215,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (c)                         6,277,150
                               6,325,000  Wise Metals Group LLC, 10.25% due 5/15/2012                                     6,008,750
                                                                                                                     --------------
                                                                                                                         15,234,375
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 9.6%                   6,500,000  Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (b)                             6,126,250
                               9,725,000  Ainsworth Lumber Co. Ltd., 9.10% due 10/01/2010 (b)                             7,974,500
                               8,000,000  Ainsworth Lumber Co. Ltd., 9.35% due 4/01/2013 (b)                              6,160,000
                               2,150,000  Boise Cascade LLC, 8.231% due 10/15/2012 (b)                                    2,150,000
                                 900,000  Boise Cascade LLC, 7.125% due 10/15/2014                                          900,000
                               7,600,000  Bowater, Inc., 8.36% due 3/15/2010 (b)                                          7,609,500
                               3,775,000  Domtar, Inc., 7.125% due 8/15/2015                                              3,798,594
                               8,000,000  NewPage Corp., 11.606% due 5/01/2012 (b)                                        8,890,000

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007

                                    Face
Industry                          Amount  Corporate Bonds                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                         USD   4,725,000  NewPage Corp., 12% due 5/01/2013                                           $    5,244,750
                              13,625,000  Smurfit Kappa Funding Plc, 7.75% due 4/01/2015                                 13,999,688
                               1,600,000  Smurfit-Stone Container Enterprises, Inc., 8.375% due 7/01/2012                 1,632,000
                               2,600,000  Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017 (c)                 2,619,500
                               4,400,000  Verso Paper Holdings LLC, 9.106% due 8/01/2014 (b)(c)                           4,532,000
                                 530,000  Verso Paper Holdings LLC, 11.375% due 8/01/2016 (c)                               567,100
                                                                                                                     --------------
                                                                                                                         72,203,882
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 4.0%                  2,215,000  Buffets, Inc., 12.50% due 11/01/2014                                            2,259,300
                                 700,000  Claire's Stores, Inc., 9.25% due 6/01/2015 (c)                                    693,875
                                 700,000  Claire's Stores, Inc., 10.50% due 6/01/2017 (c)                                   685,125
                               5,560,000  General Nutrition Centers, Inc., 9.85% due 3/15/2014 (c)(g)                     5,587,800
                               4,480,000  General Nutrition Centers, Inc., 10.75% due 3/15/2015 (c)                       4,480,000
                               3,790,000  Michaels Stores, Inc., 10% due 11/01/2014 (c)                                   4,093,200
                               8,660,000  Michaels Stores, Inc., 11.375% due 11/01/2016 (c)                               9,569,300
                               2,900,000  Rite Aid Corp., 9.375% due 12/15/2015 (c)                                       2,914,500
                                                                                                                     --------------
                                                                                                                         30,283,100
-----------------------------------------------------------------------------------------------------------------------------------
Service - 1.8%                 2,000,000  Buhrmann U.S., Inc., 7.875% due 3/01/2015                                       1,990,000
                               3,000,000  Neff Rental LLC, 11.25% due 6/15/2012                                           3,480,000
                               1,090,000  PNA Intermediate Holding Corp., 12.36% due 2/15/2013 (b)(c)                     1,111,800
                               4,280,000  Sally Holdings LLC, 10.50% due 11/15/2016 (c)                                   4,435,150
                                 810,000  Yankee Acquisition Corp., 8.50% due 2/15/2015                                     828,225
                               1,395,000  Yankee Acquisition Corp., 9.75% due 2/15/2017                                   1,426,388
                                                                                                                     --------------
                                                                                                                         13,271,563
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 2.7%      2,600,000  Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (c)                     2,817,750
                               7,900,000  Qwest Communications International, Inc., 8.86% due 2/15/2009 (b)               7,998,750
                               2,675,000  Qwest Corp., 8.61% due 6/15/2013 (b)                                            2,929,125
                               6,000,000  Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                         6,442,500
                                                                                                                     --------------
                                                                                                                         20,188,125
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.5%          1,250,000  Atlantic Express Transportation Corp., 12.609% due 4/15/2012 (b)(c)             1,246,875
                                 790,000  Britannia Bulk Plc, 11% due 12/01/2011                                            801,850
                               1,500,000  Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (c)                        1,591,875
                               6,060,000  St. Acquisition Corp., 13.107% due 5/15/2015 (b)(c)                             5,878,200
                               1,760,000  Titan Petrochemicals Group Ltd., 8.50% due 3/18/2012 (c)                        1,698,400
                                                                                                                     --------------
                                                                                                                         11,217,200
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 2.3%                 4,142,000  CenterPoint Energy, Inc. Series B, 3.75% due 5/15/2023 (a)                      6,994,803
                               2,900,000  El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (c)                       3,066,750
                               5,380,000  NSG Holdings LLC, 7.75% due 12/15/2025 (c)                                      5,662,450
                               1,425,000  Williams Cos., Inc., 8.625% due 6/01/2010                                       1,487,344
                                                                                                                     --------------
                                                                                                                         17,211,347
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                       1,905,000  Centennial Communications Corp., 11.099% due 1/01/2013 (b)                      2,002,631
Communications - 3.6%          5,250,000  Cricket Communications, Inc., 9.375% due 11/01/2014                             5,565,000
                               3,560,000  Digicel Group Ltd., 8.875% due 1/15/2015 (c)                                    3,528,850
                               7,465,000  Digicel Group Ltd., 9.125% due 1/15/2015 (c)(g)                                 7,334,362
                               2,150,000  FiberTower Corp., 9% due 11/15/2012 (a)(c)                                      2,289,750
                               1,250,000  iPCS, Inc., 7.48% due 5/01/2013 (b)(c)                                          1,253,125
                                 620,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014                                 610,452
                                 755,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (c)                             738,956
                               3,270,000  West Corp., 11% due 10/15/2016                                                  3,539,775
                                                                                                                     --------------
                                                                                                                         26,862,901
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Corporate Bonds (Cost - $663,007,308) - 89.6%                           674,836,675
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007

                                    Face
Industry                          Amount  Floating Rate Loan Interests**                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &
Defense - 0.5%           USD      78,014  Hawker Beechcraft Letter of Credit, 5.25% due 3/31/2014                    $       78,376
                                 921,986  Hawker Beechcraft Term Loan B, 7.32% due 3/31/2014                                926,267
                               1,248,106  IAP Worldwide Services, Inc. Term Loan, 9.688% due 12/31/2012                   1,251,617
                               1,995,000  MRO Acquisitions Corp. First Lien Term Loan, 7.82% due 9/15/2010                2,001,234
                                                                                                                     --------------
                                                                                                                          4,257,494
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%                2,000,000  Delta Airlines First Lien Term Loan, 7.355% due 5/15/2012                       2,007,000
                               2,000,000  U.S. Airways Group, Inc. Term Loan B, 7.85% due 3/22/2014                       2,011,876
                               1,500,000  United Air Lines, Inc. Term Loan B, 7.375% due 1/30/2014                        1,501,056
                                                                                                                     --------------
                                                                                                                          5,519,932
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.4%              2,000,000  ADESA, Inc. Term Loan B, 7.57% due 10/30/2013                                   2,012,752
                               1,000,000  Delphi Automotive Systems Term Loan, 8.125% due 12/31/2007                      1,002,517
                               2,000,000  Goodyear Tire & Rubber Co., First Lien Term Loan, 7.10% due 4/30/2014           2,007,858
                               1,685,185  Intermet Corp. Letter of Credit, 10.20% due 11/08/2010                          1,426,791
                               1,162,530  Intermet Corp. Term Loan B, 10.34% due 11/08/2010                                 984,276
                               1,745,625  Keystone Automotive Operations, Inc. Term Loan B,
                                          8.82% - 8.855% due 1/15/2012                                                    1,693,256
                                  86,538  Metaldyne Corp. Letter of Credit, 8.92% - 9.10% due 1/15/2012                      87,224
                                 588,462  Metaldyne Corp. Term Loan B, 9.10% due 1/15/2014                                  593,120
                               1,866,667  Navistar International Transportation Corp. Revolving Credit,
                                          5.22% - 8.61% due 6/30/2012                                                     1,891,555
                               5,133,333  Navistar International Transportation Corp. Term Loan, 8.61% due 6/30/2012      5,201,776
                               1,995,000  Oshkosh Truck Corp. Term Loan B, 7.10% due 11/30/2013                           2,002,481
                               1,000,000  TRW Automotive, Inc. Term Loan B, 6.875% due 12/31/2013                         1,004,000
                               5,750,000  Visteon Corp. Term Loan B, 8.38% due 6/13/2013                                  5,785,345
                                                                                                                     --------------
                                                                                                                         25,692,951
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%               1,000,000  Culligan International Term Loan B, 9.50% due 4/24/2012                         1,005,000
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 3.3%            3,000,000  Bresnan Telecommunications Term Loan B, 7.38% due 9/29/2013                     3,010,314
                               4,500,000  Discovery Communications Term Loan B, 7.34% due 5/15/2013                       4,537,971
                               6,500,000  Ellis Communications Term Loan, 10% due 12/30/2011                              6,483,750
                               1,000,000  Local TV LLC Term Loan, 7.36% due 5/15/2013                                     1,005,000
                                 495,244  Multicultural Radio Broadcasting, Inc. Term Loan, 8.098% due 12/15/2012           496,482
                               1,000,000  NEP Supershooters, LP Term Loan B, 7.60% due 2/13/2014                          1,005,313
                               1,500,000  Persona Communications Second Lien Term Loan, 11.32% due 4/30/2014              1,521,563
                               4,697,987  Univision Communications, Inc. Delay Draw Term Loan, 7.605% due 9/30/2014       4,691,212
                                                                                                                     --------------
                                                                                                                         22,751,605
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 5.7%            2,300,000  Cequel Communications LLC First Lien Term Loan,
                                          7.34% - 7.61% due 11/05/2013                                                    2,301,293
                               8,317,962  Cequel Communications LLC Second Lien Term Loan, 11.49% due 5/04/2014           8,580,502
                               4,310,344  Cequel Communications LLC Term Loan B, 7.61% due 11/05/2013                     4,312,766
                              21,000,000  Charter Communications, Inc. Term Loan B, 7.32% due 4/30/2014                  20,998,698
                               6,750,000  Insight Midwest Holdings LLC Delay Draw Term Loan, 7.572% due 4/03/2014         6,792,714
                               2,250,000  Insight Midwest Holdings LLC Term Loan B, 5.32% due 4/06/2014                   2,264,238
                                                                                                                     --------------
                                                                                                                         45,250,211
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007

                                    Face
Industry                          Amount  Floating Rate Loan Interests**                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%         USD     400,000  Arizona Chemical Second Lien Term Loan, 10.86% due 2/28/2014               $      404,250
                               1,427,316  Huntsman ICI Holdings Term Loan B, 7.07% due 8/16/2012                          1,434,007
                                 672,000  NuSil Technology Term Loan, 8.07% due 10/31/2013                                  675,360
                               3,136,000  Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                          7.355% due 12/10/2012                                                           3,159,520
                              10,000,000  Wellman, Inc. Second Lien Term Loan, 12.106% due 2/10/2010                      9,185,710
                                                                                                                     --------------
                                                                                                                         14,858,847
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -
Non-Durables - 1.3%            1,500,000  Culligan Dollar Loan, 8.609% due 4/24/2013                                      2,018,326
                                 300,000  Gold Toe Investment Corp. Second Lien Term Loan, 11.36% due 4/30/2014             305,625
                                 695,431  Renfro Corp. Term Loan B, 8.59% - 8.61% due 9/30/2013                             702,385
                                 281,917  Spectrum Brands Letter of Credit, 5.17% due 4/15/2013                             284,854
                               5,703,182  Spectrum Brands Term Loan B-1, 9.32% - 9.36%  due 4/15/2013                     5,762,592
                               1,014,901  Spectrum Brands Term Loan B-2, 9.32% due 4/15/2013                              1,017,439
                                                                                                                     --------------
                                                                                                                         10,091,221
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 1.4%       4,000,000  Affinion Group Term Loan,11.66% due 3/01/2012                                   4,000,000
                                 591,667  GateHouse Media, Inc. Delay Draw Term Loan,
                                          7.10% - 7.36% due 9/15/2014                                                       590,927
                               2,000,000  GateHouse Media, Inc. Term Loan B, 7.36% due 9/15/2014                          1,997,500
                                 995,000  Nielsen Finance LLC Term Loan B, 8.125% due 8/15/2013                           1,002,774
                               1,000,000  Penton Media Term Loan, 10.355% due 2/15/2014                                   1,007,500
                                 963,550  Riverdeep Group Ltd. Bridge Loan, 11.55% due 12/21/2007                           963,550
                               1,000,000  Riverdeep Group Ltd. Term Loan B, 8.10% due 12/21/2013                          1,004,688
                                                                                                                     --------------
                                                                                                                         10,566,939
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &
Production - 2.2%                787,500  Big West Oil & Gas Term Loan B, 9.50% due 5/15/2014                               791,437
                                 374,053  Carrizo Oil & Gas, Inc. Second Lien Term Loan, 10.10% due 7/21/2010               377,326
                                 750,000  Energy Transfer Equity LP Term Loan B, 7.106% due 11/01/2012                      754,420
                              10,000,000  Frontier Drilling Term Loan B, 8.57% due 6/21/2013                             10,012,500
                                 500,000  Longyear Global Holdings, Inc. Second Lien Term Loan,
                                          10.32% due 10/31/2013                                                             508,125
                               1,237,500  MEG Energy Corp. Term Loan B, 7.35% due 4/03/2013                               1,246,201
                               2,000,000  Sandridge Energy Term Loan, 8.625% - 8.975% due 3/01/2014                       2,060,000
                               1,205,357  Western Refining Company LP Term Loan B, 7.07% due 3/15/2014                    1,209,877
                                                                                                                     --------------
                                                                                                                         16,959,886
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 1.9%            465,806  Coleto Creek Letter of Credit, 8.10% due 7/31/2013                                467,359
                                  31,847  Coleto Creek Term Loan B, 8.128% due 7/31/2013                                     31,953
                               3,000,000  Dresser, Inc. First Lien Term Loan, 7.86% due 5/15/2014                         3,023,625
                               2,500,000  Dresser, Inc. Second Lien Term Loan, 11.11% due 5/15/2015                       2,546,875
                               8,000,000  Scorpion Drilling Ltd. Second Lien Term Loan,13.605% due 5/05/2015              8,520,000
                                                                                                                     --------------
                                                                                                                         14,589,812
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 1.0%               2,000,000  J.G. Wentworth Manufacturing Second Lien Term Loan,
                                          10.35% due 10/15/2014                                                           2,028,750
                               4,000,000  J.G. Wentworth Manufacturing Term Loan B, 7.60%                                 4,005,000
                                          due 4/15/2014
                                 250,000  Kyle Acquisition Term Loan B, 8.875% due 7/20/2009                                252,656
                               1,000,000  USI Holdings Corp. Term Loan B, 8.11% due 5/15/2014                             1,008,333
                                                                                                                     --------------
                                                                                                                          7,294,739
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007

                                    Face
Industry                          Amount  Floating Rate Loan Interests**                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 3.5%    USD     592,573  ARAMARK Corp. Letter of Credit, 7.445% due 1/30/2014                       $      596,479
                               8,291,597  ARAMARK Corp. Term Loan B, 7.475% due 1/30/2014                                 8,346,246
                               1,000,000  Bolthouse Farms, Inc. Second Lien Term Loan, 10.85% due 12/01/2013              1,011,667
                               1,000,000  DS Waters LP Term Loan B, 7.57% due 11/15/2012                                  1,000,000
                                 465,116  Dole Food Co., Inc. Letter of Credit, 5.23% due 4/12/2013                         465,084
                               1,038,663  Dole Food Co., Inc. Term Loan B, 7.438% - 9.25% due 4/12/2013                   1,038,591
                               3,462,209  Dole Food Co., Inc. Term Loan C, 7.438% - 9.25% due 4/04/2013                   3,461,970
                                 970,560  Eight O'Clock Coffee Second Lien Term Loan, 8.125% due 7/21/2012                  970,560
                               1,000,000  OSI Restaurant Partners, Inc. Term Loan B, 7.57% due 5/15/2014                  1,006,250
                               6,000,000  QCE LLC Second Lien Term Loan, 11.10% due 11/05/2013                            6,028,500
                               1,000,000  Sturm Foods, Inc. First Lien Term Loan, 7.938% due 1/30/2014                    1,003,750
                               1,250,000  Sturm Foods, Inc. Second Lien Term Loan, 11.438% due 6/30/2014                  1,259,375
                                                                                                                     --------------
                                                                                                                         26,188,472
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 2.2%                  2,250,000  Edge-Star Partners LLC First Lien Term Loan, 9.375% due 11/18/2007              2,250,000
                                 481,818  Green Valley Ranch Gaming LLC Term Loan, 7.36% due 1/29/2012                      484,571
                                 750,000  Green Valley Ranch Gaming LLC Term Loan, 8.61% due 8/30/2014                      755,156
                               3,200,000  Las Vegas Sands Term Loan B, 7.07% due 5/04/2014                                3,208,861
                               1,055,813  Tropicana Opco Term Loan B, 7.86% due 12/15/2011                                1,064,655
                               2,500,000  Venetian Macau U.S. Finance Co. LLC Delay Draw Term Loan,
                                          8.10% due 5/25/2012                                                             2,509,765
                               6,000,000  Venetian Macau U.S. Finance Co. LLC Term Loan B,
                                          7.60% - 8.10% due 5/25/2013                                                     6,049,770
                                                                                                                     --------------
                                                                                                                         16,322,778
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 1.7%               489,250  CCS Medical First Lien Term Loan, 8.60% due 10/31/2012                            489,020
                               2,000,000  DaVita, Inc. Term Loan B, 6.82% - 6.86% due 7/30/2012                           2,005,626
                               3,500,000  Health Management Associates, Inc. Term Loan B, 7.07% due 1/15/2014             3,514,098
                               3,000,000  Pharmaceutical Technologies & Services (PTS) Term Loan,
                                          7.60% due 4/15/2014                                                             3,007,032
                               3,089,536  Rotech Healthcare, Inc. Term Loan B, 11.36% due 9/26/2011                       3,089,536
                                                                                                                     --------------
                                                                                                                         12,105,312
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 0.4%                 2,953,125  Headwaters, Inc. Term Loan B-1, 7.32% due 4/30/2011                             2,953,125
                                 482,867  Yellowstone Club Term Loan B, 7.695% due 10/15/2010                               481,760
                                                                                                                     --------------
                                                                                                                          3,434,885
-----------------------------------------------------------------------------------------------------------------------------------
Information
Technology - 3.9%              3,686,354  Activant Solutions Term Loan B, 7.375% due 5/02/2013                            3,677,138
                                 679,128  Advanced Micro Devices, Inc. Term Loan B, 7.34% due 10/31/2013                    681,058
                               8,000,000  Aspect Software Second Lien Term Loan, 12.438% due 7/05/2012                    8,060,000
                               1,000,000  Audio Visual Services Corp. Second Lien Term Loan,
                                          10.85% due 9/15/2014                                                            1,003,750
                                 973,460  ClientLogic Holding Corp. Term Loan B, 7.82% - 7.855% due 1/30/2014               978,328
                               1,500,000  CoCreate Software, Inc. Second Lien Term Loan, 12.57% due 5/30/2014             1,503,750
                                 474,940  Intergraph Corp. Term Loan, 7.61% due 5/15/2014                                   478,304
                               1,000,000  Intergraph Corp. Term Loan, 11.36% due 11/15/2014                               1,007,083
                                 299,250  RedPrairie Corp. Term Loan,  8.375% due 7/31/2012                                 299,998
                                 896,489  RedPrairie Corp. Term Loan, 10.25% due 7/31/2012                                  898,730

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007

                                    Face
Industry                          Amount  Floating Rate Loan Interests**                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                         USD   3,500,000  Reynolds & Reynolds Co. Third Lien Term Loan, 12.85% due 10/31/2014        $    3,613,750
                               1,000,000  SafeNet, Inc. First Lien Term Loan, 7.855% due 5/11/2015                        1,001,250
                               3,307,500  Telcordia Technologies, Inc. Term Loan, 8.11% due 9/15/2012                     3,270,291
                                 750,000  Transaction Network Services Term Loan B, 7.36% due 5/15/2014                     751,875
                               1,995,000  Verifone, Inc. Term Loan B, 7.11% due 2/28/2013                                 2,002,481
                                                                                                                     --------------
                                                                                                                         29,227,786
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 0.7%                 3,620,000  Easton-Bell Sports, Inc. Term Loan B, 11.39% due 5/01/2012                      3,622,263
                               1,750,000  National Cinemedia LLC Term Loan B, 7.09% due 2/28/2015                         1,750,938
                                                                                                                     --------------
                                                                                                                          5,373,201
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 1.6%           1,000,000  Brand Energy Term Loan B, 7.625% - 11.375% due 2/15/2015                        1,008,750
                               1,000,000  Harrington Holdings, Inc. Term Loan, 7.84% due 1/15/2014                        1,005,000
                               2,500,000  Huish Detergents, Inc. First Lien Term Loan, 7.32% due 4/15/2014                2,503,907
                               1,500,000  Huish Detergents, Inc. Second Lien Term Loan, 9.57% due 10/15/2014              1,522,500
                               1,500,000  Jason, Inc. Term Loan B, 7.82% due 4/30/2010                                    1,503,750
                               1,449,557  John Maneely Co. Term Loan B, 8.571% - 10.50% due 12/15/2013                    1,446,160
                               2,000,000  Mueller Water Products Term Loan B, 7.07% due 5/16/2014                         2,015,000
                               1,060,000  Rexnord Corp. Payment In Kind Term Loan, 11.598% due 3/02/2013                  1,032,175
                                                                                                                     --------------
                                                                                                                         12,037,242
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.1%           2,544,790  Euramax International Plc First Lien Term Loan, 8.375% due 6/29/2012            2,537,367
                               1,989,474  Euramax International Plc Second Lien Term Loan, 8.375% due 6/29/2013           1,955,901
                               4,010,526  Euramax International Plc Second Lien Term Loan, 13.35% due 6/29/2013           3,942,849
                                                                                                                     --------------
                                                                                                                          8,436,117
-----------------------------------------------------------------------------------------------------------------------------------
Other - 0.4%                   3,000,000  ARS Second Lien Term Loan, 12% due 4/17/2015                                    2,970,000
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.1%               3,134,189  Anchor Glass Container Corp. Term Loan B, 7.60% - 7.61% due 5/03/2013           3,118,518
                               8,590,000  Berry Plastics, 11.61% due 6/15/2014                                            8,353,775
                                 750,000  Consolidated Container Second Lien Term Loan, 10.82% due 10/15/2014               743,750
                               2,000,000  Graham Packaging Term Loan B, 7.625% due 4/15/2011                              2,015,416
                               1,500,000  Graphic Packaging International Term Loan B, 8.75% due 8/08/2010                1,512,813
                                                                                                                     --------------
                                                                                                                         15,744,272
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.7%                   5,000,000  Verso Paper Holdings LLC Term Loan B, 11.57% due 2/01/2013                      5,018,750
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.9%                  1,500,000  Burlington Coat Factory Warehouse Corp. Term Loan B,
                                          7.61% due 4/15/2013                                                             1,495,938
                               3,500,000  Claire's Stores Term Loan B, 8.07% due 5/24/2014                                3,483,595
                               1,000,000  David's Bridal, Inc. Term Loan B, 7.40% due 1/30/2014                             992,083
                                 648,375  PETCO Animal Supplies, Inc. Term Loan, 8.07% - 8.10% due 10/31/2012               653,701
                                                                                                                     --------------
                                                                                                                          6,625,317
-----------------------------------------------------------------------------------------------------------------------------------
Service - 1.8%                   750,000  Brickman Group, Inc. Term Loan, 7.34% - 7.399% due 1/30/2014                      751,875
                                 750,000  Brock Holdings Term Loan, 7.32% due 2/28/2014                                     752,813
                                 500,000  Inmar, Inc. Term Loan B, 7.82% due 5/15/2013                                      503,125
                               3,019,996  NES Rentals Holdings, Inc. Term Loan C, 12.125% due 7/12/2013                   3,038,871
                                 250,000  RiskMetrics Group, Inc. Second Lien Term Loan, 10.85% due 6/15/2014               254,063
                                 750,000  RiskMetrics Group, Inc. Term Loan, 7.60% due 1/15/2014                            756,563
                               7,549,200  Waste Services, Inc. Term Loan D, 8.07% due 3/31/2011                           7,605,819
                                                                                                                     --------------
                                                                                                                         13,663,129
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007

                                    Face
Industry                          Amount  Floating Rate Loan Interests**                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.1%             USD     498,750  McJunkin Corp. Term Loan B, 7.60% due 1/30/2014                            $      501,867
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.8%        997,500  Kentucky Data Link, Inc. Term Loan B, 7.57% due 2/28/2015                       1,001,241
                               3,161,871  Winstar Communications Debtor in Possession, 6.366% due 12/31/2006 (e)          4,769,154
                                                                                                                     --------------
                                                                                                                          5,770,395
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.7%          5,000,000  Swift Transportation Co., Inc. Term Loan B, 8.375% due 5/15/2014                4,988,125
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 0.8%                 4,000,000  Generac Portable Products, Inc. Second Lien Term Loan,
                                          11.35% due 5/15/2014                                                            3,823,332
                                  70,313  MACH Gen LLC Letter of Credit, 7.323% due 2/22/2014                                70,269
                                 677,988  MACH Gen LLC Term Loan, 7.36% due 2/22/2014                                       677,480
                                 750,000  Nebraska Energy Second Lien Term Loan, 7.82% due 10/31/2014                       758,125
                               1,000,000  USPF Holdings Term Loan, 7.082% - 7.10% due 4/15/2014                           1,003,750
                                                                                                                     --------------
                                                                                                                          6,332,956
-----------------------------------------------------------------------------------------------------------------------------------
Wireless
Communications - 1.4%          4,750,000  Centennial Cellular Operating Co. Term Loan, 7.614% due 2/09/2011               4,782,656
                               2,500,000  Crown Castle Operating Co. Term Loan, 6.82% - 6.899% due 3/15/2014              2,504,490
                               2,992,500  West Corp. Term Loan, 7.763% - 8.10% due 10/31/2013                             3,014,944
                                                                                                                     --------------
                                                                                                                         10,302,090
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Floating Rate Loan Interests
                                          (Cost - $358,553,892) - 48.3%                                                 363,881,331
-----------------------------------------------------------------------------------------------------------------------------------
                                  Shares
                                    Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%                  221,602  Delta Air Lines, Inc. (d)                                                       4,221,518
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.9%              150,084  Loral Space & Communications Ltd. (d)                                           7,038,940
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                 339,340  GEO Specialty Chemicals, Inc. (d)                                                 339,340
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.2%                  35,000  Preferred Term Securities VI, Ltd. (d)                                          1,609,300
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 0.2%          1,428,423  Viskase Cos., Inc. (d)                                                          1,642,686
-----------------------------------------------------------------------------------------------------------------------------------
Information
Technology - 0.2%                 55,172  Cypress Semiconductor Corp. (d)                                                 1,184,543
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 0.0%                     5,000  HRP PIK Corp. Class B (g)                                                              50
                                  27,787  Lodgian, Inc. (d)                                                                 422,085
                                                                                                                     --------------
                                                                                                                            422,135
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.7%             724,291  ACP Holding Co. (d)                                                               832,935
                                     403  GenTek, Inc. (d)                                                                   14,210
                                 286,757  Medis Technologies Ltd. (d)                                                     4,189,520
                                                                                                                     --------------
                                                                                                                          5,036,665
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.2%                      36,342  Smurfit Kappa Plc (d)                                                             929,100
                                 211,149  Western Forest Products, Inc. Restricted Shares (d)                               444,171
                                                                                                                     --------------
                                                                                                                          1,373,271
-----------------------------------------------------------------------------------------------------------------------------------
Service - 0.3%                    90,876  Outsourcing Solutions, Inc. (d)                                                 2,181,018
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.0%                      41,149  Acme Package Corp. Senior Holdings (d)(k)                                               0
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks (Cost - $29,842,442) - 3.3%                                25,049,416
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007

                                  Shares
Industry                            Held  Preferred Stocks                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.3%               10,159  Loral Spacecom Corp. Series A, 12% (g)                                     $    2,095,300
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &
Production - 1.2%                    179  EXCO Resources, Inc., 7% (a)                                                    1,790,000
                                     737  EXCO Resources, Inc., 11%                                                       7,370,000
                                                                                                                     --------------
                                                                                                                          9,160,000
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Preferred Stocks (Cost - $11,168,180) - 1.5%                             11,255,300
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                          Warrants (i)
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.0%               15,000  Sirius Satellite Radio, Inc. (expires 5/15/2009)                                    6,750
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%               126,761  HealthSouth Corp. (expires 1/16/2014)                                             101,409
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%             652,739  ACP Holding Co. (expires 9/30/2013)                                               718,013
                                     471  GenTek, Inc. Tranche B (expires 11/10/2008)                                        20,253
                                     231  GenTek, Inc. Tranche C (expires 11/10/2010)                                         9,125
                                                                                                                     --------------
                                                                                                                            747,391
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                          18  Cellu Tissue Holdings, Inc. (expires 5/08/2007)                                         0
-----------------------------------------------------------------------------------------------------------------------------------
Wireless
Communications - 0.1%              1,325  American Tower Corp. (expires 8/01/2008)                                          806,806
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Warrants (Cost - $870,754) - 0.2%                                         1,662,356
-----------------------------------------------------------------------------------------------------------------------------------
                              Beneficial
                                Interest  Other Interests (f)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%          USD   9,705,000  Delta Airlines Default Escrow                                                           0
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.0%              3,614,601  Cambridge Industries, Inc. (Litigation Trust Certificates)                              0
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%            7,500,000  Adelphia C.V.U. Escrow                                                                  0
                                   5,000  Adelphia C.V.U. Preferred Escrow                                                        0
                               9,406,019  Adelphia C.V.U. Series ACC-4                                                       30,939
                                 500,000  Adelphia Recovery Trust Series ACC-6B                                                   0
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Other Interests (Cost - $30,801) - 0.0%                                      30,939
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments (Cost - $1,063,473,377*)  - 142.9%                        1,076,716,017
                                          Liabilities in Excess of Other Assets - (42.9%)                              (323,302,358)
                                                                                                                     --------------
                                          Net Assets - 100.0%                                                        $  753,413,659
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                     $ 1,064,746,857
                                                         ===============
      Gross unrealized appreciation                      $    40,784,583
      Gross unrealized depreciation                          (28,815,423)
                                                         ---------------
      Net unrealized appreciation                        $    11,969,160
                                                         ===============

** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
(a)   Convertible security.
(b)   Floating rate security.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d)   Non-income producing security.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of May 31, 2007

(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(i) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity and is non-income producing.
(k) Restricted security as to resale, representing 0.0% of net assets were as follows:

      --------------------------------------------------------------------------
                                            Acquisition
                   Issue                        Date             Cost      Value
      --------------------------------------------------------------------------
      Acme Package Corp. Senior Holdings     11/25/2002           --         --
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                  Net Activity    Interest Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series              USD       (1,914,750)    $       164,236
      --------------------------------------------------------------------------

o     Swaps outstanding as of May 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------
                                                                                                       Unrealized
                                                                                   Notional           Appreciation
                                                                                    Amount           (Depreciation)
      -------------------------------------------------------------------------------------------------------------
      Sold credit default protection on Novelis Inc. and receive 1.40%
           Broker, JPMorgan Chase
           Expires January 2008                                                 USD   4,000,000      $        9,044

      Sold credit default protection on Ford Motor Co. and
      receive 3.80%
           Broker, Lehman Brothers Special Finance
           Expires March 2010                                                   USD  10,000,000              89,010

      Bought credit default protection on Smithfield Foods, Inc. and pay 1.52%
           Broker, Credit Suisse First Boston
           Expires March 2012                                                   USD   4,000,000             (18,864)

      Sold credit default protection on BAA Ferovial Junior Term Loan and receive 2.00%
           Broker, Deutsche Bank AG London
           Expires June 2012                                                    USD   1,733,002               2,769
      -------------------------------------------------------------------------------------------------------------
      Total                                                                                          $       81,959
                                                                                                     ==============

o     Currency Abbreviations:

      GBP              British Pound
      USD              U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Debt Strategies Fund, Inc.

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Debt Strategies Fund, Inc.

Date: July 24, 2007


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Debt Strategies Fund, Inc.

Date: July 24, 2007